Taxes on Income (Tables)	12 Months Ended
Dec. 31, 2015
Income Tax Disclosure [Abstract]
Deferred Income Taxes
e.	Deferred income taxes

Provided in respect of the following:

	December 31
	2015	2014
	$ in thousands
Provision for vacation	779	801
Accrued severance pay	2,783	2,860
Carryforward tax losses	59,049	57,426
Research and development costs	5,570	5,280
Taxes on undistributed income	(3,082)	(2,148)
Intangible assets	(14,022)	(19,135)
Other	2,409	1,705
	53,488	46,789
Less - valuation allowance*	50,325	45,694
	3,163	1,095

Changes in Valuation Allowance
*	The changes in the valuation allowance are comprised as follows:

	Year ended December 31
	2015	2014	2013
	$ in thousands
Balance at beginning of year	45,694	48,228	51,595
Addition (reductions) during the year	4,631	(2,534)	(3,367)
Balance at end of year	50,325	45,694	48,228

Deferred Taxes Included in Balance Sheets

Deferred taxes are included in the balance sheets as follows:

	December 31
	2015	2014
	$ in thousands
Assets:
Current deferred income taxes		8,213
Non-current deferred income taxes	20,147	13,067
	20,147	21,280
Liability:
Non-current deferred income taxes	16,984	20,185
	3,163	1,095

Taxes on Income Included in Statements of Operations
f.	Taxes on income included in the statements of operations

As follows:

	Year ended December 31
	2015	2014	2013
	$ in thousands
Current:
Israeli	(66)	(665)	(78)
Non-Israeli	15,898	4,652	8,563
	15,832	3,987	8,485

Deferred:
Israeli	596	954	255
Non-Israeli	(2,640)	(1,522)	(1,813)
	(2,044)	(568)	(1,558)
Total income taxes expenses	13,788	3,419	6,927

Reconciliation of Theoretical Tax Expense

Following is a reconciliation of the theoretical tax expense, assuming all income is taxed at the statutory corporate tax rate applicable to Israeli corporations, and the actual tax expense:

	Year ended December 31
	2015	2014	2013
	$ in thousands
Income from continuing operations before taxes on income*	71,119	39,100	46,340
Theoretical tax expense on the above amount	18,847	10,362	11,585
Different tax rate arising from approved enterprises	1,196	1,278	(1,365)
	20,043	11,640	10,220
Increase (decrease) in taxes resulting from:
Different tax rates applicable to non-Israeli subsidiaries	(10,205)	(5,784)	(199)
Permanent differences, including difference between the basis of measurement of income reported for tax purposes and the basis of
measurement of income for financial reporting-net	(305)	228	(443)
Other	(376)	(131)	716
Net change in valuation allowance	4,631	(2,534)	(3,367)
Actual tax expense	13,788	3,419	6,927

Taxable in Israel	77	(7,746)	4,390
Taxable outside Israel	71,042	46,846	41,950
	71,119	39,100	46,340

Roll-forward of Total Amounts of Company's Unrecognized Tax Benefits

Following is a roll-forward of the total amounts of the Company’s unrecognized tax benefits at the beginning and the end of the years ending on December 31, 2015, 2014 and 2013 (excluding interest and penalties):

	Year ended December 31
	2015	2014	2013
	$ in thousands
Balance at beginning of year	18,687	19,633	19,016
Increase in unrecognized tax benefits as a result of tax positions taken during the year	1,478	1,412	2,376
Increase (decrease) in unrecognized tax benefits as a result of tax positions taken during prior years	974		(869)
Decrease in unrecognized tax benefits as a result of statute of limitation expirations and tax audits	(6,735)	(2,358)	(890)
Balance at end of year *	14,404	18,687	19,633

*	Of which $118,000 at December 31, 2015, $5,275,000 at December 31, 2014 and $3,274,000 at December 31, 2013 are classified as short term liabilities.